Note 37 - Interest Income and Expense (Tables)	12 Months Ended
Dec. 31, 2018
Interest Income And Expense
Interest Income Break Down By Origin
Interest income and other income. Breakdown by Origin (Millions of euros)
	Notes	2018	2017	2016
Central Banks		482	406	229
Loans and advances to credit institutions		458	410	217
Loans and advances to customers		22.831	22.699	21.608
Debt securities		4.395	3.809	4.128
Held for trading		1.552	1.263	1.014
Other portfolios		2.843	2.546	3.114
Adjustments of income as a result of hedging transactions		(201)	427	(385)
Cash flow hedges (effective portion)		(3)	15	12
Fair value hedges		(198)	412	(397)
Insurance activity		1.142	1.058	1.219
Other income		722	487	692
Total	55.2	29.831	29.296	27.708
Of which:
Financial assets at fair value through other comprehensive income		2.306	1.962	-
Financial assets at amortized cost		24.668	23.803	24.578
Other		2.856	3.531	3.130

Interest Expenses Break Down By Origin
Interest Expenses. Breakdown by Origin (Millions of euros)
	2018	2017	2016
Central banks	80	123	192
Deposits from credit institutions	2.023	1.880	1.367
Customers deposits	6.523	5.814	5.766
Debt certificates	1.936	1.930	2.323
Adjustments of expenses as a result of hedging transactions	(323)	665	(574)
Cash flow hedges (effective portion)	46	38	42
Fair value hedges	(368)	627	(616)
Cost attributable to pension funds	119	125	96
Insurance activity	607	682	846
Other expenses	1.274	316	634
Total	12.239	11.537	10.648

Assets - Average return on investments and average borrowing cost
Assets (Millions of euros)
		2018			2017			2016
	Average Balances	Interest income	Average Interest Rates (%)	Average Balances	Interest income	Average Interest Rates (%)	Average Balances	Interest income	Average Interest Rates (%)
Cash and balances with central banks and other demand deposits	42.730	135	0,32	33.917	83	0,25	26.209	10	0,04
Securities portfolio and derivatives	179.672	5.707	3,18	177.164	4.724	2,67	202.388	5.072	2,51
Loans and advances to central banks	5.518	258	4,67	10.945	258	2,36	15.326	229	1,50
Loans and advances to credit institutions	25.634	657	2,56	26.420	485	1,83	28.078	218	0,78
Loans and advances to customers	378.996	22.804	6,02	407.153	23.261	5,71	410.895	21.853	5,32
Euros	181.668	3.381	1,86	196.893	3.449	1,75	201.967	3.750	1,86
Foreign currency	197.328	19.423	9,84	210.261	19.812	9,42	208.928	18.104	8,67
Other assets	46.343	270	0,58	48.872	485	0,99	52.748	325	0,62
Total	678.893	29.831	4,39	704.471	29.296	4,16	735.645	27.708	3,77

Liabilities - Average return on investments and average borrowing cost
Liabilities (Millions of euros)
		2018			2017			2016
	Average Balances	Interest expenses	Average Interest Rates (%)	Average Balances	Interest expenses	Average Interest Rates (%)	Average Balances	Interest expenses	Average Interest Rates (%)
Deposits from central banks and credit institutions	65.044	2.192	3,37	90.619	2.212	2,44	101.975	1.866	1,83
Customer deposits	370.078	6.559	1,77	392.057	7.007	1,79	398.851	5.944	1,49
Euros	178.370	337	0,19	186.261	461	0,25	195.310	766	0,39
Foreign currency	191.709	6.222	3,25	205.796	6.546	3,18	203.541	5.178	2,54
Debt certificates	75.927	1.753	2,31	84.221	1.631	1,94	89.876	1.738	1,93
Other liabilities	115.638	1.735	1,50	82.699	687	0,83	89.328	1.101	1,23
Equity	52.206	-	-	54.874	-	-	55.616	-	-
Total	678.893	12.239	1,80	704.471	11.537	1,64	735.645	10.648	1,45

Interest Income And Expenses Change In The Balance
Interest Income and Expenses : Change in the Balance (Millions of euros)
	2018 / 2017			2017 / 2016
	Volume Effect (1)	Price Effect (2)	Total Effect	Volume Effect (1)	Price Effect (2)	Total Effect
Cash and balances with central banks and other demand deposits	22	30	51	3	71	74
Securities portfolio and derivatives	67	916	983	(632)	285	(347)
Loans and advances to Central Banks	(128)	128	-	(66)	94	29
Loans and advances to credit institutions	(14)	187	172	(13)	279	266
Loans and advances to customers	(1.609)	1.152	(456)	(199)	1.606	1.408
Euros	(267)	199	(68)	(94)	(206)	(301)
Foreign currencies	(1.219)	830	(389)	115	1.593	1.708
Other assets	(25)	(190)	(215)	(24)	184	160
Interest income	-	-	535	-	-	1.588
Deposits from central banks and credit institutions	(624)	604	(20)	(208)	554	346
Customer deposits	(393)	(55)	(448)	(101)	1.164	1.063
Euros	(20)	(104)	(124)	(35)	(269)	(305)
Foreign currencies	(448)	124	(324)	57	1.311	1.368
Debt securities issued	(161)	282	122	(109)	3	(106)
Other liabilities	274	774	1.048	(82)	(332)	(414)
Interest expenses	-	-	702	-	-	889
Net Interest Income	-	-	(167)	-	-	699

(1) The volume effect is calculated as the result of the interest rate of the initial period multiplied by the difference between the average balances of both periods.

(2) The price effect is calculated as the result of the average balance of the last period multiplied by the difference between the interest rates of both periods.